CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2012	Dec. 31, 2011
Accumulated amortization	$ 8,459,042	$ 5,902,419
Accumulated depreciation	$ 7,730	$ 1,101
Preferred Stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,150,000	1,150,000
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	42,451,164	38,804,064
Common Stock, Shares, Outstanding	42,451,164	38,804,064